Note 21 -SEGMENT FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 50,396	$ 42,914	$ 52,702
Thailand
Long-lived assets	23,360	19,894	27,926
Singapore
Long-lived assets	10,474	10,339	8,987
Australia
Long-lived assets	6,035	6,119	3,520
ThePeoplesRepublicOfChinaMember
Long-lived assets	10,487	6,500	12,261
Others
Long-lived assets	$ 40	$ 62	$ 8